SEGMENT AND DISAGGREGATED REVENUE INFORMATION - Other Expense (Income), Net by Type (Parenthetical) (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 01, 2022	Dec. 28, 2019
Other Nonrecurring Income Expense [Line Items]
Outcomes of legal proceedings, net	$ (0.4)	$ 3.4
Reduction in Taxes [Member] | BRAZIL
Other Nonrecurring Income Expense [Line Items]
Outcomes of legal proceedings, net	(29.1)
Infringement of Patent [Member]
Other Nonrecurring Income Expense [Line Items]
Outcomes of legal proceedings, net	$ 26.6